Mining interests - Acquisition of Sabina - Schedule of Purchase Price Allocated to Assets and Liabilities (Details) - Sabina Gold & Silver Corp. $ in Thousands	Apr. 19, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Cash and cash equivalents	$ 38,083
Accounts receivable, prepaids and other	816
Value added and other tax receivables	2,637
Other assets	15,738
Accounts payable and accrued liabilities	(41,344)
Current portion of long-term debt	(3,770)
Construction financing obligations	(65,419)
Gold stream obligation	(173,700)
Long-term debt	(6,716)
Mine restoration provision	(3,436)
Other long-term liabilities	(3,087)
Identifiable assets acquired (liabilities assumed)	937,122
Goose Project
Disclosure of detailed information about property, plant and equipment [line items]
Mining interest - Gramalote	1,050,326
Hackett River Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Mining interest - Gramalote	64,540
Other
Disclosure of detailed information about property, plant and equipment [line items]
Mining interest - Gramalote	28,533
Buildings, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mining interest - Gramalote	$ 33,921